Supplemental Balance Sheet Information (Narrative) (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended
	Aug. 08, 2011	Sep. 30, 2012	Oct. 02, 2011	Oct. 03, 2010
Balance Sheet Related Disclosures [Abstract]
Consideration for sale of two office buildings	$ 125
Gain on sale of properties	$ 30.2	$ 0	$ 30.2	$ 0